PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2020
PREPAYMENT AND OTHER CURRENT ASSETS
7.	PREPAYMENT AND OTHER CURRENT ASSETS
Prepayment and other current assets consisted of the following:

		As of September 30,
	Notes	2019	2020
		US$	US$
Prepaid expenses		8,974	6,557
Capitalized commission fees	(1)	4,974	8,440
Advance to suppliers	(2)	3,938	4,799
Funds receivable	(3)	2,364	4,349
Staff advances	(4)	1,591	1,480
Receivable from disposal of a subsidiary	(5)	1,540	1,621
Others		3,351	4,069

Prepayment and other current assets, net		26,732	31,315

(1)	Capitalized commission fees primarily consist of the incremental sales commission relating to obtaining the customer contracts as described in Note 2.
(2)
Advance to suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss becomes probable. As of September 30, 2020, the Group has not experienced any loss of advance to suppliers.

(3)
Funds receivable arise due to the time taken to clear customers’ payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank accounts or credit cards, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These course fees are treated as a receivable until the cash is received.

(4)	Staff advances were provided to staff for travelling and business related use which were subsequently expensed when incurred.
(5)
Receivable from disposal of a subsidiary refers to the remaining consideration receivable due from the buyers of Beijing Champion Tax Management and Advisory Co., Ltd. (“Champion Tax Advisory”), a previously consolidated subsidiary of the Group. The balance as of September 30, 2019 and 2020 was received on January 8, 2020 and January 8, 2021, respectively.